Stockholders' Equity - Summary of outstanding warrants (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	33,984,918
Beginning balance	$ 41,850
Warrant Issuances (in shares)	46,816,480
Warrant Issuances	$ 25,604
Ending balance (in shares)	81,210,882
Ending balance	$ 67,454
Equity classified warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	33,984,918	20,800,000
Beginning balance	$ 41,850	$ 25,100
Warrant Issuances (in shares)		12,833,333
Warrant Issuances		$ 15,876
Ending balance (in shares)		33,984,817
Ending balance		$ 41,556
5-Year Public Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	24,811,068	20,800,000
Beginning balance	$ 28,912	$ 25,100
Warrant Issuances (in shares)	0	3,249,999
Warrant Issuances	$ 0	$ 2,938
Ending balance (in shares)	24,811,068	24,401,483
Ending balance	$ 28,912	$ 28,618
Public Offering Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	9,583,334	0
Beginning balance	$ 12,938	$ 0
Warrant Issuances (in shares)	0	9,583,334
Warrant Issuances	$ 0	$ 12,938
Ending balance (in shares)	9,583,334	9,583,334
Ending balance	$ 12,938	$ 12,938
Private Placement Offering Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	0
Beginning balance	$ 0
Warrant Issuances (in shares)	46,816,480
Warrant Issuances	$ 25,604
Ending balance (in shares)	46,816,480
Ending balance	$ 25,604